UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 10-D
                               ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

                    For the monthly distribution period from
                         April 26, 2006 to May 25, 2006


Commission File Number of issuing entity:  333-113543-32


                     IXIS Real Estate Capital Trust 2006-HE1
  -----------------------------------------------------------------------------
           (Exact name of issuing entity as specified in its charter)


Commission File Number of depositor: 333-113543


                       MORGAN STANLEY ABS CAPITAL I, INC.
-------------------------------------------------------------------------------
              (Exact name of depositor as specified in its charter)


                         IXIS REAL ESTATE CAPITAL, INC.
-------------------------------------------------------------------------------
               (Exact name of sponsor as specified in its charter)

                                    New York
                                  ------------
                (State or other jurisdiction of incorporation or
                       organization of the issuing entity)

           54-2195649, 54-2195657, 54-2195655, 54-2195659, 54-2195660
         --------------------------------------------------------------
                      (I.R.S. Employer Identification No.)

c/o Deutsche Bank National Trust Company
    1761 East St. Andrew Place
    Santa Ana, California                                        92705-4934
--------------------------------------                            --------
(Address of principal executive offices                           Zip Code
of the issuing entity)

                                 (714) 247-6000
                               -------------------
                      Telephone Number, Including Area Code


                                       N/A
                                   ----------
           (Former name, former address, if changed since last report)

              Registered/reporting pursuant to (check one)

              Section 12(b)   Section 12(g)   Section 15(d)    Name of Exchange
                                                              (if Section 12(b))
Title of class
  A-1              [   ]           [   ]           [ x ]
  A-2              [   ]           [   ]           [ x ]
  A-3              [   ]           [   ]           [ x ]
  A-4              [   ]           [   ]           [ x ]
  M-1              [   ]           [   ]           [ x ]
  M-2              [   ]           [   ]           [ x ]
  M-3              [   ]           [   ]           [ x ]
  M-4              [   ]           [   ]           [ x ]
  M-5              [   ]           [   ]           [ x ]
  M-6              [   ]           [   ]           [ x ]
  B-1              [   ]           [   ]           [ x ]
  B-2              [   ]           [   ]           [ x ]
  B-3              [   ]           [   ]           [ x ]
  B-4              [   ]           [   ]           [ x ]

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes [x] No [ ]

PART I - DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information.

         On May 25, 2006 a distribution was made to holders of IXIS Real Estate Capital Trust 2006-HE1, Mortgage Pass-Through Certificates, Series 2006-HE1. The distribution report is attached as Exhibit 99.1 to this Form 10-D.


PART II - OTHER INFORMATION

Item 9.  Exhibits.

    (a) The following is a list of documents filed as part of this Report on Form 10-D:

         Statement to Certificateholders on May 25, 2006 is filed as Exhibit 99.1 hereto.

    (b) The exhibits required to be filed by Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.


                                Morgan Stanley ABS Capital I Inc.
                                ----------------------------
                                (Depositor)


                          By:   /s/ Valerie Kay
                                ------------------------
                                Valerie Kay
                                Vice President

                        Date:   June 5, 2006

EXHIBIT INDEX

Exhibit Number    Description

EX-99.1 Monthly report distributed to holders of IXIS Real Estate Capital Trust 2006-HE1, Mortgage Pass-Through Certificates Series 2006-HE1 relating to the May 25, 2006 distribution.


                                     EX-99.1
                     IXIS Real Estate Capital Trust 2006-HE1
                                  May 25, 2006

                                Table of Contents
                                                                  Page
Distribution Report                                                2
Factor Report                                                      2
Delinquency Totals                                                 6
Foreclosure Group Report                                           7
Foreclosure Scheduled Loan Report                                  7
Bankruptcy Group Report                                            8
Bankruptcy Scheduled Loan Report                                   8
REO Group Report                                                   9
REO Property Scheduled Balance                                     9
Principal Payoffs by Group occurred in this Distribution          12
Realized Loss Group Report                                        12


 IF THERE ARE ANY QUESTIONS OR PROBLEMS WITH THIS STATEMENT, PLEASE CONTACT THE
                          ADMINISTRATOR LISTED BELOW:
                                 Belen Bautista
             JPMorgan Chase Bank, N.A. - Structured Finance Services
                           4 New York Plaza, 6th Floor
                            New York, New York 10004
                    Tel: (212) 623-4497 / Fax: (212) 623-5930
                         Email: Belen.Bautista@chase.com


                                                IXIS Real Estate Capital Trust 2006-HE1
                                                                May 25, 2006
----------------------------------------------------------------------------------------------------------------------------------
                                                          DISTRIBUTION IN DOLLARS
----------------------------------------------------------------------------------------------------------------------------------
          ORIGINAL         BEGINNING                                                                                    ENDING
              FACE         PRINCIPAL                                                        REALIZED     DEFERRED    PRINCIPAL
CLASS        VALUE         BALANCE          PRINCIPAL          INTEREST        TOTAL         LOSSES       INTEREST     BALANCE
----------------------------------------------------------------------------------------------------------------------------------
  A1     380,000,000.00     348,380,462.64    15,794,827.75  1,465,921.12   17,260,748.87     0.00         0.00     332,585,634.89
  A2     111,000,000.00     111,000,000.00             0.00    471,692.65      471,692.65     0.00         0.00     111,000,000.00
  A3     153,092,000.00     153,092,000.00             0.00    658,216.50      658,216.50     0.00         0.00     153,092,000.00
  A4      94,000,000.00      94,000,000.00             0.00    411,984.77      411,984.77     0.00         0.00      94,000,000.00
  M1      33,866,000.00      33,866,000.00             0.00    151,532.85      151,532.85     0.00         0.00      33,866,000.00
  M2      30,619,000.00      30,619,000.00             0.00    137,514.52      137,514.52     0.00         0.00      30,619,000.00
  M3      17,629,000.00      17,629,000.00             0.00     79,468.30       79,468.30     0.00         0.00      17,629,000.00
  M4      15,773,000.00      15,773,000.00             0.00     72,547.65       72,547.65     0.00         0.00      15,773,000.00
  M5      15,309,000.00      15,309,000.00             0.00     70,668.64       70,668.64     0.00         0.00      15,309,000.00
  M6      14,382,000.00      14,382,000.00             0.00     67,468.12       67,468.12     0.00         0.00      14,382,000.00
  B1      13,454,000.00      13,454,000.00             0.00     70,178.08       70,178.08     0.00         0.00      13,454,000.00
  B2      11,598,000.00      11,598,000.00             0.00     63,396.41       63,396.41     0.00         0.00      11,598,000.00
  B3       9,278,000.00       9,278,000.00             0.00     56,513.69       56,513.69     0.00         0.00       9,278,000.00
  B4       9,278,000.00       9,278,000.00             0.00     56,513.69       56,513.69     0.00         0.00       9,278,000.00
  P              100.00             100.00             0.00    301,207.75      301,207.75     0.00         0.00             100.00
  R                0.00               0.00             0.00          0.00            0.00     0.00         0.00               0.00
TOTALS   909,278,100.00     877,658,562.64    15,794,827.75  4,134,824.74   19,929,652.49     0.00         0.00     861,863,734.89
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
          ORIGINAL         BEGINNING                                                                                    ENDING
              FACE         NOTIONAL                                                          REALIZED     DEFERRED    NOTIONAL
CLASS        VALUE         BALANCE          PRINCIPAL          INTEREST        TOTAL         LOSSES       INTEREST     BALANCE
----------------------------------------------------------------------------------------------------------------------------------
  X       18,556,952.00      18,556,952.00             0.00  1,467,066.73    1,467,066.73     0.00         0.00      18,556,952.00
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                           FACTOR INFORMATION PER $1,000 OF ORIGINAL FACE
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         CURRENT
                            BEGINNING                                                                 ENDING             PASS-THRU
CLASS        CUSIP          PRINCIPAL       PRINCIPAL           INTEREST              TOTAL          PRINCIPAL           RATE
-----------------------------------------------------------------------------------------------------------------------------------
    A1       45071KDB7       916.79069116   41.56533618          3.85768716          45.42302334       875.22535497     5.049380%
    A2       45071KDC5     1,000.00000000    0.00000000          4.24948333           4.24948333     1,000.00000000     5.099380%
    A3       45071KDD3     1,000.00000000    0.00000000          4.29948332           4.29948332     1,000.00000000     5.159380%
    A4       45071KDE1     1,000.00000000    0.00000000          4.38281670           4.38281670     1,000.00000000     5.259380%
    M1       45071KDF8     1,000.00000000    0.00000000          4.47448326           4.47448326     1,000.00000000     5.369380%
    M2       45071KDG6     1,000.00000000    0.00000000          4.49114994           4.49114994     1,000.00000000     5.389380%
    M3       45071KDH4     1,000.00000000    0.00000000          4.50781667           4.50781667     1,000.00000000     5.409380%
    M4       45071KDJ0     1,000.00000000    0.00000000          4.59948329           4.59948329     1,000.00000000     5.519380%
    M5       45071KDK7     1,000.00000000    0.00000000          4.61614998           4.61614998     1,000.00000000     5.539380%
    M6       45071KDL5     1,000.00000000    0.00000000          4.69115005           4.69115005     1,000.00000000     5.629380%
    B1       45071KDM3     1,000.00000000    0.00000000          5.21614984           5.21614984     1,000.00000000     6.259380%
    B2       45071KDN1     1,000.00000000    0.00000000          5.46615020           5.46615020     1,000.00000000     6.559380%
    B3       45071KDP6     1,000.00000000    0.00000000          6.09115003           6.09115003     1,000.00000000     7.302391%
    B4       45071KDQ4     1,000.00000000    0.00000000          6.09115003           6.09115003     1,000.00000000     7.302391%
     P          N/A        1,000.00000000    0.00000000  3,012,077.50000000   3,012,077.50000000     1,000.00000000     0.000000%
  TOTALS                     965.22566929   17.37073372          4.54737087          21.91810458       947.85493557
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        CURRENT
                            BEGINNING                                                                  ENDING           PASS-THRU
CLASS        CUSIP           NOTIONAL        PRINCIPAL           INTEREST              TOTAL           NOTIONAL         RATE
-----------------------------------------------------------------------------------------------------------------------------------
     X          N/A        1,000.00000000    0.00000000         79.05752680          79.05752680     1,000.00000000     0.000000%
-----------------------------------------------------------------------------------------------------------------------------------

STATEMENT TO CERTIFICATEHOLDERS

Subordinated Amount Reporting:
Sec. 4.03                     Subordinated Amount                                      18,558,594.92
Sec. 4.03                     Specified Subordinated Amount                            18,556,733.68
Sec. 4.03                     Subordinated  Deficiency Amount                                   0.00
Sec. 4.03                     Overcollateralization Release Amount                              0.00
Sec. 4.03                     Monthly Excess Interest                                   1,318,284.84
Sec. 4.03                     Monthly Excess Cash Flow Amount                           1,318,284.84
Sec. 4.03                     Extra Principal Distribution Amount                               0.00

Expense Fees Detail:
Sec. 4.03                     Securities Administrator and Master Servicer Fee              8,588.75
Sec. 4.03                     Servicing Fee                                               352,748.33

Advance Summary Detail:
Sec. 4.03                     Current PI Advances                                       1,784,845.82

Sec. 4.03                     Outstanding PI Advances                                           0.00

Collateral Summary Detail:
Sec. 4.03                     Beginning Collateral Balance                            896,217,146.63

Sec. 4.03                     Ending Collateral Balance                               880,422,318.88

Sec. 4.03                     Pre-Funded Amount Remaining                              49,621,145.14

Sec. 4.03                     Beginning Number of Loans                                     4,151.00

Sec. 4.03                     Ending Number of Loans                                        4,085.00

Sec. 4.03                     Weighted Average Gross Mortgage Rate                         7.381894%

Sec. 4.03                     Weighted Average Net Mortgage Rate                           7.302391%

Sec. 4.03                     Weighted Average Term to Maturity                               349.00

Sec. 4.03                     Loans Delinquent
                              Delinquency Totals
                                    Group Totals
                                       Period              Number      Principal Balance      Percentage
                                     0-30 days                0                      0.00              0.00%
                                     31-60 days              95             18,394,843.42              2.21%
                                     61-90 days              11              2,302,587.52              0.28%
                                      91+days                 1                187,200.00              0.02%
                                       Total                 107            20,884,630.94              2.51%

                              Please Note: Delinquency Numbers Do Not Include Bankruptcies and Foreclosures

Sec. 4.03                    Outstanding Balance of Sixty Plus Day Delinquent            3,086,245.81

Sec. 4.03                    Loans in Foreclosure

                             Number of Loans in Foreclosure 0 to 30 Days Delinquent                               0.00
                             Balance of Loans in Foreclosure 0 to 30 Days Delinquent                              0.00
                             Number of Loans in Foreclosure 31 to 60 Days Delinquent                              4.00
                             Balance of Loans in Foreclosure 31 to 60 Days Delinquent                       435,195.00
                             Number of Loans in Foreclosure 61 to 90 Days Delinquent                              0.00
                             Balance of Loans in Foreclosure 61 to 90 Days Delinquent                             0.00
                             Number of Loans in Foreclosure 91+ Days Delinquent                                   0.00
                             Balance of Loans in Foreclosure 91+ Days Delinquent                                  0.00

                             Foreclosure Group Report
                                  Group Number             Number of Loans      Principal Balance          Percentage
                                          1                       4                    435,195.00               0.05%
                                     Total                        4                    435,195.00               0.05%

                             Foreclosure Scheduled Loan Report
                                                      Scheduled          Current     Original      Original         Loan
   Group Number      Loan Number    Foreclosure Date   Principal Balance  Note Rate    Stated Term   LTV Ratio (%) Origination Date
                                                            0.00              .0                        0.00
      Total                                                 0.00              .0                        0.00

Sec. 4.03                   Loans in Bankruptcy

                            Number of Loans in Bankruptcy 0 to 30 Days Delinquent                                   1.00
                            Balance of Loans in Bankruptcy 0 to 30 Days Delinquent                            110,599.93
                            Number of Loans in Bankruptcy 31 to 60 Days Delinquent                                  1.00
                            Balance of Loans in Bankruptcy 31 to 60 Days Delinquent                            50,663.36
                            Number of Loans in Bankruptcy 61 to 90 Days Delinquent                                  0.00
                            Balance of Loans in Bankruptcy 61 to 90 Days Delinquent                                 0.00
                            Number of Loans in Bankruptcy 91+ Days Delinquent                                       0.00
                            Balance of Loans in Bankruptcy 91+ Days Delinquent                                      0.00

                            Bankruptcy Group Report
                                  Group Number            Number of Loans          Principal Balance      Percentage
                                          1                      2                     161,263.29              0.02%
                                     Total                       2                     161,263.29              0.02%

                           Bankruptcy Scheduled Loan Report
                                                        Scheduled           Current     Original      Original      Loan
  Group Number       Loan Number     Bankruptcy Date    Principal Balance   Note Rate   Stated Term   LTV Ratio (%) Origination Date
                                                            0.00              .0                        0.00
      Total                                                 0.00              .0                        0.00

Sec. 4.03                  Loans in REO

                           REO Group Report
                              Group Number      Number of Loans   Principal Balance     Percentage
                                       1               0                       0.00              0.00%
                                  Total                0                       0.00              0.00%

                           REO Property Scheduled Balance
                                    Group Number           Loan Number  REO Date    Schedule Principal Balance
                                                                                                  0.00
                                        Total                                                     0.00

Sec. 4.03                 REO Book Value

Collections Summary:

Principal Funds:

        Scheduled Principal Payments                                                                               372,789.02

        Principal Prepayments                                                                                   15,401,533.01

        Curtailments                                                                                                20,400.05

        Curtailment Interest Adjustments                                                                                94.74

        Repurchase Principal                                                                                             0.00

        Substitution Amounts                                                                                             0.00

        Net Liquidation Proceeds (Total)                                                                                 0.00

        Other Principal Adjustments (Total)                                                                              0.00

Interest Funds:

        Gross Interest                                                                                           5,513,149.78

        Servicing Fees                                                                                             352,748.33

        Securities Administrator and Master Servicer Fee                                                             8,588.75

Prepayment Penalties:

        Number of Loans Prepaid with Respect to which Prepayment Penalties were Collected                                  43

        Balance of Loans Prepaid with Respect to which Prepayment Penalties were Collected                       9,967,681.44

        Amount of Prepayment Penalties Collected                                                                   301,207.75

                                Principal Payoffs by Group occurred in this Distribution
                    Group Number             Number of Loans      Principal Balance   Percentage
                             1                      66               15,401,533.01          1.85%
                        Total                       66               15,401,533.01          1.85%

Prepayment Rate Calculations
Constant Prepayment Rate (CPR)
        One Month CPR                                   19.805225%
        Three Month Average CPR                         20.469955%

Loss Detail:

        Realized Loss Group Report
                                                                                   Balance
         Group Number         Current Loss     Cumulative Loss  Ending Balance    of Liquidated Loans     Net Liquidation Proceeds
               1                0.00              0.00           830,801,184.67             0.00                    0.00
             TOTAL              0.00              0.00           830,801,184.67             0.00                    0.00

Loss Reporting:
Number of Loans Liquidated                                                                                       0.00
Current Realized Losses Incurred                                                                                 0.00
Net Liquidation Proceeds                                                                                         0.00
Loss Severity                                                                                               0.000000%


Total Loss Reporting:
Cumulative Number of Loans Liquidated                                                                            0.00
Cumulative Realized Losses Incurred                                                                              0.00
Cumulative Net Liquidation Proceeds                                                                              0.00
Cumulative Loss Severity                                                                                    0.000000%

                Note: Losses include Subsequent Adjustments to loans liquidated in Prior Periods

Default Rates
MDR (Monthly Default Rate)
Current MDR                                                                                                 0.000000%
3 Month Average MDR                                                                                         0.000000%
12 Month Average MDR                                                                                        0.000000%
Cumulative MDR                                                                                              0.000000%
Average MDR Since Cut-Off                                                                                   0.000000%

CDR (Conditional Default Rate)
Current Conditional Default Rate                                                                            0.000000%
3 Month Average CDR                                                                                         0.000000%
12 Month Average CDR                                                                                        0.000000%
Cumulative CDR                                                                                              0.000000%
Average CDR Since Cut-Off                                                                                   0.000000%

Sec. 4.03    Unpaid And Applied Realized Loss Amounts
             Class M1 Unpaid Realized Loss Amount                                                                0.00
             Class M1 Applied Realized Loss Amount                                                               0.00
             Class M2 Unpaid Realized Loss Amount                                                                0.00
             Class M2 Applied Realized Loss Amount                                                               0.00
             Class M3 Unpaid Realized Loss Amount                                                                0.00
             Class M3 Applied Realized Loss Amount                                                               0.00
             Class M4 Unpaid Realized Loss Amount                                                                0.00
             Class M4 Applied Realized Loss Amount                                                               0.00
             Class M5 Unpaid Realized Loss Amount                                                                0.00
             Class M5 Applied Realized Loss Amount                                                               0.00
             Class M6 Unpaid Realized Loss Amount                                                                0.00
             Class M6 Applied Realized Loss Amount                                                               0.00
             Class B1 Unpaid Realized Loss Amount                                                                0.00
             Class B1 Applied Realized Loss Amount                                                               0.00
             Class B2 Unpaid Realized Loss Amount                                                                0.00
             Class B2 Applied Realized Loss Amount                                                               0.00
             Class B3 Unpaid Realized Loss Amount                                                                0.00
             Class B3 Applied Realized Loss Amount                                                               0.00
             Class B4 Unpaid Realized Loss Amount                                                                0.00
             Class B4 Applied Realized Loss Amount                                                               0.00

Sec. 4.03     Unpaid Interest
             Class A1 Unpaid Interest Shortfall                                                                   0.00
             Class A2 Unpaid Interest Shortfall                                                                   0.00
             Class A3 Unpaid Interest Shortfall                                                                   0.00
             Class A4 Unpaid Interest Shortfall                                                                   0.00
             Class M1 Unpaid Interest Shortfall                                                                   0.00
             Class M2 Unpaid Interest Shortfall                                                                   0.00
             Class M3 Unpaid Interest Shortfall                                                                   0.00
             Class M4 Unpaid Interest Shortfall                                                                   0.00
             Class M5 Unpaid Interest Shortfall                                                                   0.00
             Class M6 Unpaid Interest Shortfall                                                                   0.00
             Class B1  Unpaid Interest Shortfall                                                                  0.00
             Class B2  Unpaid Interest Shortfall                                                                  0.00
             Class B3  Unpaid Interest Shortfall                                                                  0.00
             Class B4  Unpaid Interest Shortfall                                                                  0.00
             Class X Unpaid Interest Shortfall                                                                    0.00

Sec. 4.03    Current Period Relief Act/ Prepayment Interest Shortfalls                                            0.00

             Class A1 Interest Reduction                                                                           0.00
             Class A2 Interest Reduction                                                                           0.00
             Class A3 Interest Reduction                                                                           0.00
             Class A4 Interest Reduction                                                                           0.00
             Class M1  Interest Reduction                                                                          0.00
             Class M2 Interest Reduction                                                                           0.00
             Class M3 Interest Reduction                                                                           0.00
             Class M4  Interest Reduction                                                                          0.00
             Class M5 Interest Reduction                                                                           0.00
             Class B1  Interest Reduction                                                                          0.00
             Class M6 Interest Reduction                                                                           0.00
             Class B3  Interest Reduction                                                                          0.00
             Class B4  Interest Reduction                                                                          0.00
             Class X  Interest Reduction                                                                           0.00

Trigger Event                                                                                                      NO
TEST I - Trigger Event Occurrence                                                                                  NO
(Is 3 Month Rolling Delinquency Percentage > 38% (or 41% if A Bonds are paid off) of Senior Enhancement Percentage ?)
Delinquency Percentage                                                                                       0.15667%
38% of of Senior Enhancement Percentage                                                                      1.75263%
OR
TEST II - Trigger Event Occurrence                                                                                 NO
(Are Cumulative Realized Losses as % of Original Loan Bal > Required Cumulative Loss % ?)
Cumulative Realized Losses as % of Original Loan Bal                                                         0.00000%
Required Cumulative Loss %                                                                                   0.00000%


Sec. 4.03     Available Funds
              Available Funds                                                                             21,247,829.26
              Interest Remittance Amount                                                                   5,453,001.51
              Principal Remittance Amount                                                                 15,794,827.75

Class X Distributable Amount                                                                             1,467,066.73

Subsequent Recoveries                                                                                            0.00

Basis Risk Shortfalls
Class A1 Aggregate Basis Risk Shortfall                                                                          0.00
Class A2 Aggregate Basis Risk Shortfall                                                                          0.00
Class A3 Aggregate Basis Risk Shortfall                                                                          0.00
Class A4 Aggregate Basis Risk Shortfall                                                                          0.00
Class M1 Aggregate Basis Risk Shortfall                                                                          0.00
Class M2 Aggregate Basis Risk Shortfall                                                                          0.00
Class M3 Aggregate Basis Risk Shortfall                                                                          0.00
Class M4 Aggregate Basis Risk Shortfall                                                                          0.00
Class M5 Aggregate Basis Risk Shortfall                                                                          0.00
Class M6 Aggregate Basis Risk Shortfall                                                                          0.00
Class B1 Aggregate Basis Risk Shortfall                                                                          0.00
Class B2 Aggregate Basis Risk Shortfall                                                                          0.00
Class B3 Aggregate Basis Risk Shortfall                                                                         54.03
Class B4 Aggregate Basis Risk Shortfall                                                                         54.03

Basis Risk Shortfalls Repaid this Period
Class A1 Basis Risk Shortfalls Repaid this Period                                                                0.00
Class A2 Basis Risk Shortfalls Repaid this Period                                                                0.00
Class A3 Basis Risk Shortfalls Repaid this Period                                                                0.00
Class A4 Basis Risk Shortfalls Repaid this Period                                                                0.00
Class M1 Basis Risk Shortfalls Repaid this Period                                                                0.00
Class M2 Basis Risk Shortfalls Repaid this Period                                                                0.00
Class M3 Basis Risk Shortfalls Repaid this Period                                                                0.00
Class M4 Basis Risk Shortfalls Repaid this Period                                                                0.00
Class M5 Basis Risk Shortfalls Repaid this Period                                                                0.00
Class M6 Basis Risk Shortfalls Repaid this Period                                                                0.00
Class B1 Basis Risk Shortfalls Repaid this Period                                                                0.00
Class B2 Basis Risk Shortfalls Repaid this Period                                                                0.00
Class B3 Basis Risk Shortfalls Repaid this Period                                                               54.03
Class B4 Basis Risk Shortfalls Repaid this Period                                                               54.03

Excess Reserve Fund Account                                                                                      0.00

Swap Account:
Net Swap Payment Due                                                                                             0.00
Net Swap Payment Paid                                                                                            0.00
Net Swap Receipt Due                                                                                       148,889.96

Beginning Balance                                                                                                0.00
Additions to the Swap Account                                                                              148,889.96
Withdrawals from the Swap Account                                                                          148,889.96
Ending Balance                                                                                                   0.00

Material Breaches of Mortgage Loan representations and warranties of which the Securities Administrator
has knowledge or has received written notice:                                                                     N/A
Material Breaches of any covenants under this Agreement of which the Securities Administrator
has knowledge or has received written notice:                                                                     N/A

Capitalized Interest Account:
Beginning Balance                                                                                              100.00
Withdrawals from the Cap Account                                                                                 0.00
Ending Balance                                                                                                 100.00


Copyright 2005 J.P. Morgan Chase & Co.  All rights reserved.

